MATERIAL ACCOUNTING POLICIES (Details) - Change in accounting principle $ in Billions	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Current financial liabilities	$ 13.3
Non-current financial liabilities	13.3
Total for all joint ventures | Associates
Significant Accounting Policies [Line Items]
Current financial liabilities	0.9
Non-current financial liabilities	$ 0.9